Mortgage Servicing Rights	6 Months Ended
Jun. 30, 2022
Mortgage Servicing Rights
Mortgage Servicing Rights

Note 3. — Mortgage Servicing Rights

The Company selectively retains MSRs from its sales and securitization of certain mortgage loans or as a result of purchase transactions. MSRs are reported at fair value based on the expected income derived from the net projected cash flows associated with the servicing contracts. The Company receives servicing fees, less subservicing costs, on the UPB of the underlying mortgage loans. The servicing fees are collected from the monthly payments made by the mortgagors, or if delinquent, when the underlying real estate is foreclosed upon and liquidated. The Company may receive other remuneration from rights to various mortgagor-contracted fees, such as late charges, collateral reconveyance charges and nonsufficient fund fees, and the Company is generally entitled to retain the interest earned on funds held pending remittance (or float) related to its collection of mortgagor principal, interest, tax and insurance payments.

The following table summarizes the activity of MSRs for the six months ended June 30, 2022 and year ended December 31, 2021:

	June 30,	December 31,
	2022	2021
Balance at beginning of year	$749	$339
Additions from servicing retained loan sales	46	536
Changes in fair value(1)	55	(126)
Fair value of MSRs at end of period	$850	$749
(1)	Changes in fair value are included within gain on mortgage servicing rights, net in the accompanying consolidated statements of operations and comprehensive loss.

At June 30, 2022 and December 31, 2021, the UPB of the mortgage servicing portfolio was comprised of the following:

	June 30,	December 31,
	2022	2021
Government insured	$71,381	$71,841
Conventional	—	—
Total loans serviced	$71,381	$71,841

The table below illustrates hypothetical changes in fair values of MSRs caused by assumed immediate changes to key assumptions that are used to determine fair value. See Note 7. — Fair Value of Financial Instruments for a description of the key assumptions used to determine the fair value of MSRs.

	June 30,	December 31,
Mortgage Servicing Rights Sensitivity Analysis	2022	2021
Fair value of MSRs	$850	$749
Prepayment Speed:
Decrease in fair value from 10% adverse change	(18)	(24)
Decrease in fair value from 20% adverse change	(37)	(48)
Decrease in fair value from 30% adverse change	(56)	(70)
Discount Rate:
Decrease in fair value from 10% adverse change	(38)	(31)
Decrease in fair value from 20% adverse change	(72)	(59)
Decrease in fair value from 30% adverse change	(104)	(85)

Sensitivities are hypothetical changes in fair value and cannot be extrapolated because the relationship of changes in assumptions to changes in fair value may not be linear. Also, the effect of a variation in a particular assumption is calculated without changing any other assumption, whereas a change in one factor may result in changes to another. Accordingly, no assurance can be given that actual results would be consistent with the results of these estimates. As a result, actual future changes in MSR values may differ significantly from those displayed above.

Gain (loss) on mortgage servicing rights, net is comprised of the following for the three and six months ended June 30, 2022 and 2021:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Change in fair value of mortgage servicing rights	$(6)	$(37)	$55	$1
Gain on sale of mortgage servicing rights	51	—	100	—
Gain (loss) on mortgage servicing rights, net	$45	$(37)	$155	$1

Servicing fees (expense), net is comprised of the following for the three and six months ended June 30, 2022 and 2021:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Contractual servicing fees	$64	$41	$134	$73
Subservicing and other costs	(57)	(191)	(139)	(342)
Servicing fees (expense), net	$7	$(150)	$(5)	$(269)

Loans Eligible for Repurchase from Government National Mortgage Association (GNMA or Ginnie Mae)

The Company sells loans in Ginnie Mae guaranteed mortgage-backed securities (MBS) by pooling eligible loans through a pool custodian and assigning rights to the loans to Ginnie Mae. When these Ginnie Mae loans are initially pooled and securitized, the Company meets the criteria for sale treatment and de-recognizes the loans. The terms of the Ginnie Mae MBS program allow, but do not require, the Company to repurchase mortgage loans when the borrower has made no payments for three consecutive months. When the Company has the unconditional right, as servicer, to repurchase Ginnie Mae pool loans it has previously sold and are more than 90 days past due, and the repurchase will provide a “more than trivial benefit”, the Company then re-recognizes the loans on its consolidated balance sheets in other assets, at their UPB and records a corresponding liability in other liabilities in the consolidated balance sheets. At June 30, 2022 and December 31, 2021, loans eligible for repurchase from GNMA totaled $608 thousand and $337 thousand, respectively, in UPB. As part of the Company’s repurchase reserve, the Company records a repurchase provision to provide for estimated losses from the sale or securitization of all mortgage loans, including these loans.